Discontinued Operations - Schedule of Operating Attributed to Discontinued Operation (Details) - Discontinued Operations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Attributed to Discontinued Operation [Line Items]
Revenues from sales		$ 5,459	$ 29,741
Cost of sales		(5,931)	(27,383)
Gross profit (loss)		(472)	2,358
Sales and marketing expenses		351	1,126
General and administrative expenses		851	308
Operating income (loss)		(1,674)	924
Finance expenses, net	1,523	356	317
Income (loss) before taxes on income	(1,523)	(2,030)	607
Taxes on income	362		38
Income (loss) after taxes on income	$ (1,885)	$ (2,030)	$ 569